RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Revenue	$ 69	$ 86
Purchases	212	197
Accounts receivable	86	99
Accounts payable and accrued liabilities	$ 24	$ 20